Financial Instruments and Financial Risk Management - Summary of Exchange Rates Applied (Details) - Currency Risk - United States of America, Dollars - Rate	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Average USD for the year ended	1.3698	1.3497
Closing USD as at	1.4384	1.3243